Acquisition of Real Estate (Pro Forma Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Real Estate [Abstract]
Revenue	$ 1,208,741	$ 1,162,498	$ 1,090,032
Net Loss	$ (123,725)	$ (163,786)	$ (260,601)